Document and Entity Information	May 26, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	AIR PRODUCTS & CHEMICALS INC /DE/
Amendment Flag	false
Entity Central Index Key	0000002969
Document Type	8-K
Document Period End Date	May 26, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-04534
Entity Tax Identification Number	23-1274455
Entity Address, Address Line One	7201 Hamilton Boulevard
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18195-1501
City Area Code	(610)
Local Phone Number	481-4911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	APD
Security Exchange Name	NYSE
M 2.000 Notes Due 20205 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Notes due 2020
Trading Symbol	APD20
Security Exchange Name	NYSE
M 0.375 Notes Due 20211 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Notes due 2021
Trading Symbol	APD21B
Security Exchange Name	NYSE
M 1.000 Notes Due 20252 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2025
Trading Symbol	APD25
Security Exchange Name	NYSE
M 0.500 Notes Due 20283 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Notes due 2028
Trading Symbol	APD28
Security Exchange Name	NYSE
M 0.800 Notes Due 20324 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.800% Notes due 2032
Trading Symbol	APD32
Security Exchange Name	NYSE